UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported)	February 1, 2017

Commission File Number of securitizer:	025-01109

Central Index Key Number of securitizer:	0000923147

HSBC HOME EQUITY LOAN CORPORATION I

William L. Kuhn IV, Senior Vice President & Deputy General Counsel (212) 525-0394
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02 Periodic Filing of Rule 15Ga-1

Representation and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), HSBC Home Equity Loan Corporation I has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2016.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

The securitizer is providing notice that its obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3). The last date on which payments were made on asset-backed securities issued by HSBC Home Equity Loan Corporation I and held by its non-affiliates was February 20, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:February 1, 2017

HSBC HOME EQUITY LOAN CORPORATION I
(Securitizer)
By /s/ Philip L. Krupowicz
Name:	Philip L. Krupowicz
Title:	Vice President and Assistant Treasurer (senior officer in charge of securitization)